Income taxes - Income tax expense (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes at the applicable tax rate of 26.5% [2023 - 26.5%; 2022 - 26.5%]	$ (3,793,762)	$ (5,606,886)	$ (3,406,162)
Adjustment in respect of current and deferred income tax of previous year	789,334	(72,894)	(4,396)
Permanent differences	2,526	70,418	823,119
Change in recognition of deferred income tax assets	2,746,439	5,328,487	2,816,417
Other			29,365
Total income tax expense (recovery)	$ (255,463)	$ (280,875)	$ 258,343
Income taxes at the applicable tax rate (Percent)	26.50%	26.50%	26.50%
Research and development expenditures for income tax	$ 4,271,000	$ 3,541,000
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused investment tax credit related to research and development expenditure carried for future payables	$ 678,000	$ 642,000